Patents and Other Intangible Assets - Schedule of Patents and Other Intangible Assets (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross patent and other intangible assets	$ 4,196	$ 4,196
Less accumulated amortization	(1,301)	(847)
Net patent and other intangible assets	2,895	3,349
Patents [Member]
Gross patent and other intangible assets	$ 981	$ 981
Weighted-Average Remaining Amortization Period	3 years	3 years
Customer Lists [Member]
Gross patent and other intangible assets	$ 2,738	$ 2,738
Weighted-Average Remaining Amortization Period	8 years	8 years
Trade Names [Member]
Gross patent and other intangible assets	$ 477	$ 477
Weighted-Average Remaining Amortization Period	8 years	8 years